SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 423,637	$ 834,852
Less: accumulated depreciation		(161,394)	(364,149)
Property plant and equipment, net	$ 236,278	262,243	470,703
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		110,838	114,980
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		70,636	100,510
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		221,297	579,508
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross		$ 20,866	$ 39,854